BASIS OF PREPARATION (Details)		1 Months Ended	12 Months Ended
	Apr. 22, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in incorporated joint venture			0.00%	41.00%
Ownership interest in joint venture			0.00%	41.00%
Rosebel UJV | Staatsolie
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in incorporated joint venture	30.00%
Ownership interest in joint venture	30.00%
Boto | Republic of Senegal
Disclosure of unconsolidated joint ventures/divisions [line items]
Percentage of voting rights held by non-controlling interests		10.00%
Essakane S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			90.00%	90.00%
Percentage of voting rights held by non-controlling interests			10.00%	10.00%
Rosebel Gold Mines N.V.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			95.00%	95.00%
Proportion of ownership interest in mining concession			95.00%
Percentage of voting rights held by non-controlling interests			5.00%	5.00%
Rosebel Gold Mines N.V. | Rosebel UJV
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in incorporated joint venture	70.00%
Ownership interest in joint venture	70.00%
Doyon division including the Westwood mine
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			100.00%	100.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			70.00%	70.00%
Boto
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			90.00%	0.00%
Percentage of voting rights held by non-controlling interests			10.00%
Euro Ressources S.A.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			90.00%	90.00%
Merrex Gold Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			100.00%	100.00%